SUBSEQUENT EVENTS (Details Narrative) - USD ($)									1 Months Ended			9 Months Ended		12 Months Ended
	Oct. 23, 2023	May 12, 2023	Mar. 23, 2023	Feb. 02, 2023	Jan. 31, 2023	Jan. 12, 2023	Jan. 03, 2023	Oct. 28, 2022	Oct. 31, 2023	Mar. 31, 2023	Jul. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Oct. 19, 2023	Feb. 06, 2023	Dec. 09, 2022	Aug. 09, 2022	Jul. 01, 2022	Nov. 05, 2021	Sep. 24, 2021	Jul. 02, 2021	Jun. 30, 2021
Subsequent Event [Line Items]
Debt instrument, conversion price														$ 0.06585
Common stock, shares issued												2,864,085		534,571	102,759
Repayment of convertible debt												$ 1,000,208	$ 265,812	$ 1,408,364
Net debt balance		$ 600,000				$ 600,000						$ 350,932		$ 4,406,758	$ 17,189,106
Sale of Stock, Number of Shares Issued in Transaction		1,800,876		297,619
Sale of Stock, Consideration Received Per Transaction		$ 7,000,000.0		$ 3,000,000.0
Warrant, exercise price		$ 3.64										$ 3.64		$ 16.80				$ 16.80	$ 170.04	$ 170.04	$ 1,831.20	$ 1,831.20
Warrants to purchase common shares		210,085																549,987,000,000	19,447	19,447	3,008	1,504	4,608	78,751
Warrants and Rights Outstanding, Term																		5 years					3 years	5 years
Stockholders equity reverse stock split								1-for-20 reverse split		1-for-12 reverse split
Debt financing amount											$ 8,500,000				15,900,000
Aggregate principal amount														$ 4,100,537	$ 14,032,528
Common stock, par value		$ 0.0001		$ 0.0001								$ 0.0001		$ 0.0001	$ 0.0001
Number of common shares granted														9,535
Warrant [Member]
Subsequent Event [Line Items]
Warrant, exercise price		$ 0.125																$ 16.80
Warrants to purchase common shares		3,727,813															318,451	549,987
Subsequent Event [Member]
Subsequent Event [Line Items]
Net debt balance						600,000
Sale of Stock, Number of Shares Issued in Transaction				297,619
Sale of Stock, Price Per Share				$ 10.08
Sale of Stock, Consideration Received Per Transaction				$ 3,000,000.0
Sale of Stock, Transaction Date				Feb. 06, 2023
Warrant, exercise price				$ 12.60
Warrants to purchase common shares				297,619
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right				20,832
Warrants and Rights Outstanding, Term				5 years
Stockholders equity reverse stock split			On March 23, 2023, at a special meeting of stockholders, the Company’s stockholders approved a proposal to authorize the Company’s Board of Directors to complete a reverse stock split at a ratio of not less than one-for-five and not more than one-for-twelve. On March 31, 2023, the Company completed a one-for-twelve reverse split of its outstanding common stock. All references in these consolidated financial statements to shares and per share amounts in all periods have been retroactively restated to reflect the split.
Subsequent Event [Member] | Two Thousand Twenty One Incentive Plan [Member]
Subsequent Event [Line Items]
Number of common shares registered																26,725
Number of common shares granted									615,000
Subsequent Event [Member] | Amendment Two Thousand Twenty One Incentive Plan [Member]
Subsequent Event [Line Items]
Number of common shares registered																585,796
Subsequent Event [Member] | Warrant [Member]
Subsequent Event [Line Items]
Warrant, exercise price				$ 8.58
Subsequent Event [Member] | Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock voting rights					the Board of Directors declared a dividend of 0.012 of a share of Series A Preferred Stock, par value $0.0001 per share, for each outstanding share of the Company’s common stock to stockholders of record on February 13, 2023. Each full share of the Series A Preferred Stock entitles holders to 1,000,000 votes per share with respect to the reverse stock split proposal and the adjournment proposal at the Company’s special meeting of stockholders on March 23, 2023. The Series A Preferred Stock has no dividend rights and is subject to full redemption following the effectiveness of a reverse stock split. The Series A Preferred Stock was registered through a Certificate of Designation filed with the State of Delaware on February 1, 2023.
Subsequent Event [Member] | 2022 Notes [Member]
Subsequent Event [Line Items]
Common stock, shares issued										400,000
Repayment of convertible debt						3,100,000
Repayments of notes payable						$ 400,000
Subsequent Event [Member] | Letter Agreement [Member] | 2022 Notes [Member]
Subsequent Event [Line Items]
Debt instrument, conversion price		$ 9.0144				$ 24.072
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Debt instrument, conversion price	$ 1.5675
Warrant, exercise price	$ 1.5675
Debt financing amount	$ 1,700,000
Original issue discount rate	8.00%
Debt instrument accrue interest rate	6.00%
Debt instrument redemption premium percentage	10.00%
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Senior Secured Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Debt financing amount	$ 200,000
Subsequent Event [Member] | First Closing Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Warrants to purchase common shares	1,255,697
Debt financing amount	$ 566,667
Aggregate principal amount	$ 612,000
Common stock, par value	$ 0.0001
Subsequent Event [Member] | Second Closing Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Warrants to purchase common shares	2,511,394
Debt financing amount	$ 1,133,333
Aggregate principal amount	$ 1,224,000
GEM Yield Bahamas Limited [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Stock repurchased during period shares							44,444
Stock repurchased during period value							$ 400,000